Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE (Details)	12 Months Ended
Dec. 31, 2024
Cheche Technology Inc. ("CCT") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Cayman Islands, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Cheche Technology (HK) Limited ("Cheche HK") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Hong Kong, China, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Cheche Technology (Ningbo) Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Ningbo, China, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Baodafang Technology Co., Ltd. ("Baodafang") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Beijing, China, 2020
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology service and SaaS services
Beijing Cheche Technology Co., Ltd. ("Beijing Cheche") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Beijing, China, 2014
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Technology service
Cheche Insurance Sales & Service Co., Ltd. ("Cheche Insurance") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Guangzhou, China, 2017
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Insurance brokerage
Huicai Insurance Brokerage Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Beijing, China, 2016
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Dormant
Cheche Zhixing (Ningbo) Car Service Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and year of incorporation	Ningbo, China, 2019
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Dormant

[1]	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).